Segmented Information (Details) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2021	Nov. 30, 2021
Revenue	$ 19,068	$ 0	$ 36,046	$ 0
Total assets	1,437,022		1,437,022		$ 2,096,425
Total property and equipment	839,674		839,674		994,109
Canada Member
Revenue	19,068	0	19,068	0
Total assets	1,437,022		1,437,022		2,096,425
Total property and equipment	839,674		839,674		$ 994,109
United States [Member]
Revenue	$ 0	$ 0	$ 16,978	$ 0